Note 12 - Warrants	12 Months Ended
Dec. 31, 2012
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding
(12)         Warrants

A summary of warrants as of December 31, 2012 and 2011, and the changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Class A Warrants	Class B Warrants	Class D Warrants	Class E Warrants
Outstanding as of December 31, 2010	1,106,627	1,106,627	2,284,993	-
Issued	-	-	1,950,167	3,576,737
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding as of December 31, 2011	1,106,627	1,106,627	4,235,160	3,576,737
Issued	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	(2,284,993)	-
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737

The Class A, Class B and Class E Warrants expire five years from date of issuance and the Class D warrants expire two years from date of issuance.  The outstanding Class D Warrants at December 31, 2012 expired unexercised on January 31, 2013.

The Class A and Class E warrants have an exercise price of $4.00 per share, the Class B warrants have an exercise price of $8.00 per share, and the Class D warrants have an exercise price of $2.00 per share.  The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another corporation.